Annual Total Returns- Europe 1.25x Strategy Fund (Class H) [BarChart] - Class H - Europe 1.25x Strategy Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.99%)	25.77%	22.86%	(13.39%)	(6.61%)	(6.35%)	28.14%	(18.73%)	29.80%	0.34%